Staff costs and Directors' remuneration - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about employees and directors [line items]
Government subsidies received	$ 23	$ 36
Leased hotels
Disclosure of information about employees and directors [line items]
Income from government grants	12	28
Corporate office
Disclosure of information about employees and directors [line items]
Income from government grants	$ 11	$ 8